Commitments and Contingencies (Details) - Evolv Technologies Holdings, Inc. - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Future minimum lease payments	$ 22,415,000		$ 22,415,000		$ 10,759,000		$ 100,000
Rent expense	300,000	$ 100,000	200,000	$ 400,000	400,000	$ 400,000
Indemnification liability	$ 0		$ 0		$ 0	$ 0